Current and Future Changes Accounting policies - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2020	Apr. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Amounts of loss reclassified from non-interest income to net interest income	$ 260	$ 392